Bank Loans and Notes Payable - Summary of Financial Instruments by Type of Interest Rate (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | 7.4% fixed to 7.2% variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 11,403	$ 11,403
Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | Fixed to variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	9.80%	8.90%
Interest receive rate	4.00%	4.00%
Notional amount	$ 19,768	$ 19,818
Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	9.10%	9.10%
Interest receive rate	3.90%	3.90%
Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member] | Fixed to variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	4.70%	6.00%
Interest receive rate	0.40%	2.00%
Notional amount	$ 4,652	$ 19,617
Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member] | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	8.30%
Interest receive rate	2.90%
Notional amount	$ 4,559
Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member] | Variable to variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate		6.60%
Interest receive rate		2.50%
Notional amount		$ 19,617
Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	9.00%
Interest receive rate	3.60%
Notional amount	$ 13,483
Cross-currency swaps [member] | Chilean peso [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	6.90%	6.90%
Interest receive rate	4.60%	3.90%
Notional amount	$ 364	$ 620
Interest rate swap [member] | U.S. dollars to Mexican pesos [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 11,403
Interest rate swap [member] | Mexican peso [member] | 6.0% variable to 5.9% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	6.30%	5.80%
Interest receive rate	4.00%	4.50%
Notional amount	$ 2,847	$ 3,515
Interest rate swap [member] | Mexican peso [member] | 7.4% variable to 7.2% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.20%	7.20%
Interest receive rate	9.80%	8.90%
Less than 1 year [member] | Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 4,738	$ 24,760
Less than 1 year [member] | Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member] | Fixed to variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	4.70%
Interest receive rate	0.40%
Notional amount	$ 4,652
Less than 1 year [member] | Interest rate swap [member] | Mexican peso [member] | 6.0% variable to 5.9% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	6.50%
Interest receive rate	3.80%
Notional amount	$ 19
1-2 years [member] | Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	18,126	6,263
1-2 years [member] | Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | Fixed to variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 9,841
1-2 years [member] | Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	9.00%
Interest receive rate	3.90%
1-2 years [member] | Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member] | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	8.30%
Interest receive rate	2.90%
Notional amount	$ 4,559
1-2 years [member] | Cross-currency swaps [member] | Chilean peso [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	6.90%
Interest receive rate	4.60%
Notional amount	$ 364
2-3 years [member] | Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 4,774	18,428
2-3 years [member] | Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.90%
Interest receive rate	2.90%
Notional amount	$ 4,035
2-3 years [member] | Interest rate swap [member] | Mexican peso [member] | 6.0% variable to 5.9% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.60%
Interest receive rate	3.80%
Notional amount	$ 513
3-4 years [member] | Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount		$ 4,853
3-4 years [member] | Interest rate swap [member] | Mexican peso [member] | 6.0% variable to 5.9% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	6.60%
Interest receive rate	4.50%
Notional amount	$ 617
4-5 years [member] | Cross-currency swaps [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	396
4-5 years [member] | Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | 7.4% fixed to 7.2% variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 11,403
4-5 years [member] | Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | Fixed to variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	9.80%
Interest receive rate	4.00%
Notional amount	$ 3,038
4-5 years [member] | Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.70%
Interest receive rate	3.90%
4-5 years [member] | Cross-currency swaps [member] | U.S. dollars to Brazilian reais [member] | Variable to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	9.50%
Interest receive rate	3.90%
Notional amount	$ 9,448
4-5 years [member] | Interest rate swap [member] | Mexican peso [member] | 6.0% variable to 5.9% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	5.80%
Interest receive rate	3.90%
Notional amount	$ 1,698
4-5 years [member] | Interest rate swap [member] | Mexican peso [member] | 7.4% variable to 7.2% fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	7.20%
Interest receive rate	9.80%
Later than 5 years [member] | Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | Fixed to variable interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Notional amount	$ 6,889
Later than 5 years [member] | Cross-currency swaps [member] | U.S. dollars to Mexican pesos [member] | Fixed to fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Interest pay rate	9.70%
Interest receive rate	4.00%